Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

	Gross Amount Recognized		Gross Amounts Offset in the Statement of Financial Position		Net Amounts Presented in the Statement of Financial Position
	December 31		December 31		December 31
Foreign Currency Derivatives	2014	2013	2014	2013	2014	2013
	(Dollars in Millions)
Assets:
Designated	$5	$—	$2	$—	$3	$—
	$5	$—	$2	$—	$3	$—
Liabilities:
Designated	$6	$2	$1	$—	$5	$2
Non-designated	10	—	—	—	10	—
	$16	$2	$1	$—	$15	$2
Derivative financial instruments designated and non-designated as hedging instruments are included in the Company’s consolidated balance sheets at December 31, 2014 and 2013 as follows.

	Assets			Liabilities
Risk Hedged	Classification	2014	2013	Classification	2014	2013
	(Dollars in Millions)
Designated:
Foreign currency	Other current assets	$5	$—	Other current assets	$2	$—
Foreign currency	Other current liabilities	1	—	Other current liabilities	6	2
Non-designated:
Foreign currency	Other current assets	—	—	Other current assets	—	—
Foreign currency	Other current liabilities	—	—	Other current liabilities	10	—
		$6	$—		$18	$2

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
Gains and losses on derivative financial instruments, which includes both continuing and discontinued operations, for the year ended December 31, 2014 and 2013 are as follows:

	Amount of Gain (Loss)
	Recorded in AOCI, net of tax		Reclassified from AOCI into Income		Recorded in Income
	2014	2013	2014	2013	2014	2013
	(Dollars in Millions)
Foreign currency risk – Cost of sales:
Cash flow hedges	$(4)	$(7)	$19	$11	$—	$—
Non-designated cash flow hedges	—	—	—	—	1	1
Foreign currency risk – Other expense:
KRW option contract	(5)	—	—	—	(10)	—
	$(9)	$(7)	$19	$11	$(9)	$1